Recoverable Taxes - Summary of Current Tax Assets (Detail) (Calc 2) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current tax assets, current	R$ 1,045,201	R$ 395,640
Current tax assets, non-current	R$ 893,406	R$ 409,214